Summary of Significant Accounting Policies - Fair Value Measurements (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	$ 10,355	$ 11,062	$ 10,636
Derivative asset	0	0
Derivative liability		0	0
Deferred Purchase Obligation (as defined in Note 3)	0
SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	87	85	256
Derivative asset	19,443	11,021
Derivative liability		8,344	49,703
Deferred Purchase Obligation (as defined in Note 3)	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	0	0	0
Derivative asset	0	0
Derivative liability		0	0
Deferred Purchase Obligation (as defined in Note 3)	275,100
Estimated Fair Value
Assets and liabilities carried at fair value measured on a recurring basis
Trading securities	10,442	11,147	10,892
Derivative asset	19,443	11,021
Derivative liability		8,344	49,703
Deferred Purchase Obligation (as defined in Note 3)	275,100
Money Market Funds | QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	0	0	0
Money Market Funds | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	28,718	101,022	62,657
Money Market Funds | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	0	0	0
Money Market Funds | Estimated Fair Value
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	28,718	101,022	62,657
Time Deposits | QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	0	0
Time Deposits | SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	3,167	2,238	2,121
Time Deposits | SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	0	0	0
Time Deposits | Estimated Fair Value
Assets and liabilities carried at fair value measured on a recurring basis
Cash and cash equivalents	$ 3,167	$ 2,238	$ 2,121